Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Operating Expenses

The tables below show the breakdown of the operating expenses by category:

	For the years ended December 31,
	Research and development expenses			General and administrative expenses			Total operating expenses
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Personnel expenses	18,849	11,114	6,509	14,997	11,476	7,029	33,846	22,590	13,537
Payroll and related expenses	9,851	6,085	4,796	7,951	6,723	5,134	17,802	12,808	9,930
Share-based compensation expense	8,998	5,029	1,713	7,046	4,753	1,895	16,044	9,782	3,607
Other operating expenses	38,236	40,969	22,738	10,789	10,331	10,458	49,025	51,300	68,059
External service providers	36,818	40,127	22,256	8,200	7,445	7,695	45,018	47,572	29,951
Other operating expenses	1,077	573	258	2,384	2,749	2,700	3,461	3,322	2,958
Depreciation expense	341	269	224	205	137	63	546	406	287
Merger and listing expense(1)	-	-	-	-	-	-	-	-	34,863
Total	57,085	52,083	29,247	25,786	21,807	17,487	82,871	73,890	81,597

(1) Merger and listing expense is presented separately from research and development or general and administrative expenses on the consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.

Schedule of Finance Result

	For the years ended December 31,
	2025	2024	2023
Finance income	1,770	2,168	1,429
Finance expense	(833)	(639)	(1,315)
Fair value adjustment on warrant liabilities	(12,294)	(15,531)	(3,431)
Foreign currency exchange gain (loss)	(6,114)	1,269	(4,664)
Finance result	(17,471)	(12,733)	(7,981)

Schedule of Total Tax (Expense)

	For the years ended December 31,
	2025	2024	2023
Current income tax expense	(13)	(130)	(127)
Deferred tax income (expense)	199	290	20
Total tax benefit (expense)	186	160	(107)

Schedule of Reconciliation of Profit (Loss) Multiplied by Weighted Average Applicable Tax Rate

	For the years ended December 31,
	2025	2024	2023
Groups average expected tax rate	12.8%	13.7%	12.7%
Accounting loss before income tax	(99,143)	(85,937)	(88,695)
Taxes at weighted average income tax	12,727	11,792	11,294
Effect of unrecognized tax losses	(33,450)	(8,764)	(10,520)
Effect of use of unrecognized tax losses	22,491	-	-
Effect of non-deductible expenses	(3,434)	(3,098)	(6,041)
Effect of non-taxable income	1,457	280	5,103
Effect of other items	395	(50)	57
Total tax benefit (expense)	186	160	(107)

Schedule of Group Reportable Losses Maturity	Below is the maturity of the Group reportable losses:

	As of December 31,
	2025	2024	2023
2025	-	16,733	16,733
2026	-	13,113	13,113
2027	-	12,437	12,437
2028	-	14,865	14,865
2029	-	31,786	31,786
2030	41,396	81,509	81,509
2031	31,795	63,397	-
2032	33,670	-	-
Total	106,861	233,840	170,443

Schedule of Deductible Temporary Differences for which No Deferred Tax Asset is Recognised

The Group did not recognize the following temporary differences:

	As of December 31,
	2025	2024	2023
Pension	1,335	1,870	728
Tax losses in Switzerland	106,861	233,840	170,443
Leases	(150)	(123)	(150)
Intangible asset	206,403	(4,025)	(4,025)
Total	314,449	231,562	166,996